Summary Of Significant Accounting Policies (Narrative) (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 02, 2016	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies
Equipment installment sales - maximum installment period (in months)		30 months
Inventories		$ 2,039	$ 4,033
Inventories - wireless handsets and accessories		$ 1,951	3,998
FCC licenses - typical term (in years)		10
Number of major classes of intangible assets		5
Indefinite-lived intangible assets - timing of annual impairment analysis		October 1
Changes In Other Assets [Line Items]
Cash Receipts on Deferred Purchase Price		$ 731	$ 536
Cash and Cash Equivalents [Line Items]
Cash		1,803
Customer Fulfillment Costs [Member]
Changes In Other Assets [Line Items]
Change in Accounting Estimate Description	We extended the amortization period to better reflect the estimated economic lives of satellite and certain business customer relationships.
Customer Fulfillment Costs [Member] | Net Income [Member]
Changes In Other Assets [Line Items]
Change in Accounting Estimate Financial Effect (in millions)		$ (236)
Customer Fulfillment Costs [Member] | Earnings Per Share, Diluted [Member]
Changes In Other Assets [Line Items]
Change In Accounting Estimate Financial Effect (per share) | $ / shares		$ (0.04)
Network Assets [Member] | Net Income [Member]
Changes In Other Assets [Line Items]
Change in Accounting Estimate Financial Effect (in millions)		$ (286)
Change in Accounting Estimate Description		We aligned and extended our estimates for certain network assets impacted by IP strategy with our updated business case ands and engineering studies
Network Assets [Member] | Earnings Per Share, Diluted [Member]
Changes In Other Assets [Line Items]
Change In Accounting Estimate Financial Effect (per share) | $ / shares		$ (0.05)
Software [Member] | Maximum [Member]
Changes In Other Assets [Line Items]
Estimated economic useful life		5 years
Software [Member] | Minimum [Member]
Changes In Other Assets [Line Items]
Estimated economic useful life		3 years
Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 3,985
Foreign Jurisdictions [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 776